SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment                   [   ];  Amendment Number:
This Amendment (Check only one.):         [   ] is a restatement.
                                          [   ] adds new holdings entries.

This filing was originally and erroneously filed under the Bragg Capital Trust. It was filed in a timely manner and is now being filed correctly under the Bragg Financial Advisors.

Institutional Investment Manager Filing this Report:

Name:            Bragg Financial Advisors, Inc
Address:         100 Queens Road
                 Charlotte, NC 28204

13F File Number:   28-11385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven H. Scruggs
Title:       Chief Compliance Officer
Phone:       (704) 714-7711

Signature, Place, and Date of Signing:

/s/ Steven H Scruggs

Steven H. Scruggs       Charlotte, NC          August 9, 2005

Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[   ]       13F NOTICE.

[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


NONE






                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      100

Form 13F Information Table Value Total:      $92,074 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                  Title Of               VALUE     SHARES  SHR PUT  INV OTHER VOTING AUTHORITY
Name of Issuer                    Class          CUSIP   (X $1,000)/PRN AMT/PRN/CALLDISCMGRS SOLESHAREDNONE
Abbott Laboratories               Com           2824100       1,022  20,845SH       SOLE               20,845
Air Products & Chems              Com           9158106         699  11,600SH       SOLE               11,600
Alcoa Inc                         Com           13817101        240   9,181SH       SOLE                9,181
Alltel Corp                       Com           20039103        859  13,790SH       SOLE               13,790
American Express                  Com           25816109      1,647  30,942SH       SOLE               30,942
American Int'l Group              Com           26874107      1,395  24,014SH       SOLE       40      23,974
Amgen Inc                         Com           31162100      1,262  20,870SH       SOLE               20,870
Apache Corp                       Com           37411105        690  10,680SH       SOLE      200      10,480
Applied Materials                 Com           38222105        187  11,534SH       SOLE               11,534
Archstone Smith Tr                Com           39583109        335   8,665SH       SOLE                8,665
Astrazeneca Plc                   Com           46353108        224   5,439SH       SOLE                5,439
Bank of America                   Com          06605F102      2,509  55,010SH       SOLE      400      54,610
BB&T Corp                         Com           54937107      1,801  45,056SH       SOLE               45,056
Becton Dickinson & Co             Com           75887109      1,473  28,069SH       SOLE               28,069
Berkshire Hath Inc Del            Cl A          84670108        334       4SH       SOLE                    4
Berkshire Hath Inc Del            Cl B          84670207        225      81SH       SOLE                   81
Block H & R Inc                   Com           93671105        222   3,800SH       SOLE                3,800
Boeing Company                    Com           97023105        734  11,117SH       SOLE      160      10,957
Boston Properties Inc             Com          101121101        744  10,625SH       SOLE               10,625
Bristol-Myers Squibb              Com          110122108        924  37,008SH       SOLE               37,008
Brown Forman                      Cl B         115637209        890  14,725SH       SOLE      330      14,395
Caterpillar Inc                   Com          149123101      1,282  13,449SH       SOLE               13,449
Chevrontexaco Corp                Com          166764100      2,201  39,355SH       SOLE               39,355
Cisco Systems Inc                 Com          17275R102      1,277  66,809SH       SOLE               66,809
Citigroup                         Com          172967101      1,694  36,647SH       SOLE      100      36,547
Coca-Cola Company                 Com          191216100        792  18,978SH       SOLE               18,978
Colgate-Palmolive Co              Com          194162103        659  13,195SH       SOLE               13,195
Comcast Corp                      Cl A         20030N101        206   6,701SH       SOLE      290       6,411
Comm Intel Corp                   Com          20338K106          5  10,415SH       SOLE               10,415
Conocophillips                    Com          20825C104      1,869  32,508SH       SOLE               32,508
CVS Corp                          Com          126650100        251   8,624SH       SOLE                8,624
Danaher Corp                      Com          235851102        454   8,670SH       SOLE      350       8,320
Deere & Co                        Com          244199105        383   5,849SH       SOLE                5,849
Dell Inc.                         Com          24702R101      1,690  42,772SH       SOLE               42,772
Disney Walt Company               Com          254687106        680  26,996SH       SOLE               26,996
Du Pont E I De Nemours            Com          263534109      1,271  29,558SH       SOLE               29,558
Duke Energy Corp                  Com          264399106        692  23,276SH       SOLE      200      23,076
EMC Corp                          Com          268648102        612  44,630SH       SOLE               44,630
Exelon Corp Com                   Com          30161N101      1,043  20,310SH       SOLE      700      19,610
Exxon Mobil Corp                  Com          30231G102      3,220  56,030SH       SOLE      700      55,330
Federated Department Stores Inc DECom          31410H101      1,663  22,692SH       SOLE       90      22,602
Fedex Corp                        Com          31428X106      1,231  15,190SH       SOLE               15,190
Fifth Third Bancorp               Com          316773100        375   9,100SH       SOLE      850       8,250
First Charter Corp                Com          319439105        406  18,498SH       SOLE               18,498
First Data Corp                   Com          319963104        716  17,836SH       SOLE               17,836
Fed Nat Mortgage                  Com          313586109        960  16,446SH       SOLE      160      16,286
Gannett Company Inc               Com          364730101        477   6,701SH       SOLE      420       6,281
General Electric Co               Com          369604103      1,936  55,871SH       SOLE               55,871
Gillette Company                  Com          375766102      1,476  29,143SH       SOLE               29,143
Hershey Foods Corp                Com          427866108        204   3,279SH       SOLE                3,279
Hewlett-Packard                   Com          428236103        803  34,157SH       SOLE     1000      33,157
Home Depot Inc                    Com          437076102      1,348  34,654SH       SOLE               34,654
IBM                               Com          459200101      1,337  18,017SH       SOLE               18,017
Intel Corp                        Com          458140100      1,683  64,586SH       SOLE               64,586
Ishares                           DJ US TELECOM464287713        267  11,400SH       SOLE               11,400
Jefferson Pilot Corp              Com          475070108        201   3,980SH       SOLE                3,980
Johnson & Johnson                 Com          478160104      2,316  35,625SH       SOLE      500      35,125
Kimco Realty Corp                 Com          49446R109        936  15,890SH       SOLE               15,890
Legg Mason Inc                    Com          524901105        610   5,860SH       SOLE                5,860
Lowes Cos Inc                     Com          548661107      1,108  19,035SH       SOLE               19,035
Marsh & McLennan                  Com          571748102        259   9,340SH       SOLE      800       8,540
Masco Corp                        Com          574599106        864  27,193SH       SOLE               27,193
McDonald's Corp                   Com          580135101      1,448  52,172SH       SOLE     1325      50,847
Medtronic Inc                     Com          585055106      1,393  26,890SH       SOLE               26,890
Merck & Co Inc                    Com          589331107      1,106  35,925SH       SOLE      820      35,105
Merrill Lynch & Co                Com          590188108      1,296  23,551SH       SOLE               23,551
Metlife Inc Com                   Com          59156R108      1,339  29,789SH       SOLE       10      29,779
Microsoft Corp                    Com          594918104      1,699  68,382SH       SOLE     1035      67,347
Morgan Stanley Dean               Com          617446448        886  16,885SH       SOLE      145      16,740
Motorola Inc                      Com          620076109        365  20,000SH       SOLE               20,000
Oracle Corp                       Com          68389X105        984  74,555SH       SOLE               74,555
Pfizer Inc                        Com          717081103      1,429  51,802SH       SOLE               51,802
Price T Rowe Group Inc            Com          74144T108      1,018  16,260SH       SOLE      550      15,710
Procter & Gamble Co               Com          742718109      1,648  31,250SH       SOLE               31,250
Regions Finl Corp                 Com          7591EP100        445  13,120SH       SOLE               13,120
Royal Bk Cda Montreal Que         Com          780087102        263   4,239SH       SOLE                4,239
Midcap Spider Trust               Unit Ser 1   595635103        483   3,855SH       SOLE                3,855
Safeway                           Com New      786514208        504  22,320SH       SOLE               22,320
Sara Lee Corp                     Com          803111103        473  23,883SH       SOLE               23,883
SBC Communications                Com          78387G103        829  34,923SH       SOLE               34,923
Schering-Plough Corp              Com          806605101        335  17,580SH       SOLE               17,580
Schlumberger                      Com          806857108        350   4,606SH       SOLE                4,606
South Street Fin Corp             Com          840468102        133  14,200SH       SOLE               14,200
Southern Co                       Com          842587107      1,559  44,959SH       SOLE     1065      43,894
Stryker Corp                      Com          863667101        490  10,305SH       SOLE               10,305
Sun Microsystems Inc              Com          866810104        135  36,070SH       SOLE               36,070
Sysco Corp                        Com          871829107        333   9,210SH       SOLE                9,210
Target Corp                       Com                           951  17,478SH       SOLE               17,478
                                                87612E106
Texas Instruments                 Com          882508104        610  21,738SH       SOLE               21,738
Tjx Companies Inc                 Com          872540109        319  13,119SH       SOLE     1400      11,719
United Parcel Svc                 Com          911312106        374   5,409SH       SOLE                5,409
United Technologies               Com          913017109      1,563  30,441SH       SOLE      600      29,841
Unitedhealth Group                Com          91324P102        469   8,995SH       SOLE                8,995
Verizon Comm                      Com          92343V104        968  28,006SH       SOLE               28,006
Viacom Inc                         Cl B        925524308        671  20,950SH       SOLE      980      19,970
Vornado Rlty Tr                   Sh Ben Int   929042109      1,318  16,390SH       SOLE               16,390
Vulcan Materials Co               Com          929160109        459   7,055SH       SOLE                7,055
Wal Mart Stores Inc               Com          931142103      1,620  33,605SH       SOLE               33,605
Walgreen Stores                   Com          931422109        752  16,358SH       SOLE               16,358
Wells Fargo & Co                  Com          949746101      1,190  19,332SH       SOLE      235      19,097